Schedule of Cash and Restricted Cash (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Restricted Cash and Cash Equivalents Items [Line Items]
FDIC insured limit		$ 250,000
Total cash and restricted cash	$ 42,660,188	50,457,486	$ 5,022,037	$ 6,065,461
Platinum Bank [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total cash and restricted cash		46,023,871
Bank Vista [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total cash and restricted cash		2,744,359
Silicon Valley Bank [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total cash and restricted cash		503,103
Other [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total cash and restricted cash		$ 1,186,153